Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Convertible preferred stock, par value (in dollars per share)		$ 0.0001
Convertible preferred stock, shares authorized		211,775,287
Preferred stock, par value (in dollars per share)	0.0001	$ 0.0001
Preferred stock, shares authorized	15,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	312,825,000
Common stock, shares issued	16,992,164	588,988
Common stock, shares outstanding	16,992,164	588,733
Convertible Series A-1 preferred stock
Convertible preferred stock, par value (in dollars per share)		$ 0.0001
Convertible preferred stock, shares authorized	0	675,000
Convertible preferred stock, shares issued	0	29,346
Convertible preferred stock, shares outstanding	0	29,346
Convertible Series A-2 preferred stock
Convertible preferred stock, par value (in dollars per share)		$ 0.0001
Convertible preferred stock, shares authorized	0	16,575,000
Convertible preferred stock, shares issued	0	717,379
Convertible preferred stock, shares outstanding	0	717,379
Convertible Series B preferred stock
Convertible preferred stock, par value (in dollars per share)		$ 0.0001
Convertible preferred stock, shares authorized	0	151,812,780
Convertible preferred stock, shares issued	0	6,570,106
Convertible preferred stock, shares outstanding	0	6,570,106
Convertible Series C preferred stock
Convertible preferred stock, par value (in dollars per share)		$ 0.0001
Convertible preferred stock, shares authorized	0	16,700,007
Convertible preferred stock, shares issued	0	724,632
Convertible preferred stock, shares outstanding	0	724,632
Convertible Series D preferred stock
Convertible preferred stock, par value (in dollars per share)		$ 0.0001
Convertible preferred stock, shares authorized	0	26,012,500
Convertible preferred stock, shares issued	0	1,086,956
Convertible preferred stock, shares outstanding	0	1,086,956